Schedule of Certain Information About All Options Outstanding (Details) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2022
2009 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding		1,240,985	1,532,356	1,179,655	1,671,076
Weighted average remaining contractual life		6 years 1 month 6 days
Stock options exercisable		933,142
2009 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield
Expected volatility		53.00%	53.00%
Risk-free interest rate		4.20%	4.18%
2009 Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[1]	6 years	6 years
2009 Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[1]	6 years 2 months 12 days	6 years 2 months 12 days
2009 Plan [Member] | Exercise Price 0.41 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 0.41
Stock options outstanding		197,244
Weighted average remaining contractual life		5 years 11 months 19 days
Stock options exercisable		194,256
2009 Plan [Member] | Exercise Price 1.22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 1.22
Stock options outstanding		200,832
Weighted average remaining contractual life		2 years 11 months 12 days
Stock options exercisable		200,832
2009 Plan [Member] | Exercise Price 2.03 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 2.03
Stock options outstanding		7,415
Weighted average remaining contractual life		2 years 6 months 18 days
Stock options exercisable		7,415
2009 Plan [Member] | Exercise Price 2.43 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 2.43
Stock options outstanding		673,807
Weighted average remaining contractual life		6 years 9 months 18 days
Stock options exercisable		453,451
2009 Plan [Member] | Exercise Price 3.65 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 3.65
Stock options outstanding		3,657
Weighted average remaining contractual life		3 months 25 days
Stock options exercisable		3,657
2009 Plan [Member] | Exercise Price 10.30 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 10.30
Stock options outstanding		158,030
Weighted average remaining contractual life		7 years 6 months 21 days
Stock options exercisable		73,531
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding		3,350,554	2,069,705	4,321,912
Weighted average remaining contractual life		8 years 6 months 18 days
Stock options exercisable		591,233
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield
Expected volatility		54.00%	53.00%
Risk-free interest rate		4.20%	4.20%
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[2]	5 years 6 months	6 years
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term	[2]	6 years 3 months 18 days	6 years 2 months 12 days
2023 Plan [Member] | Exercise Price 0.41 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options outstanding		381,229
Weighted average remaining contractual life		8 years 10 months 9 days
Stock options exercisable		23,712
2023 Plan [Member] | Exercise Price 4.60 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 4.60
2023 Plan [Member] | Exercise Price 4.78 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 4.78
Stock options outstanding		679,753
Weighted average remaining contractual life		7 years 11 months 1 day
Stock options exercisable		208,231
2023 Plan [Member] | Exercise Price 6.70 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 6.70
Stock options outstanding		500,416
Weighted average remaining contractual life		8 years 9 months 7 days
Stock options exercisable		119,393
2023 Plan [Member] | Exercise Price 9.28 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 9.28
Stock options outstanding		205,000
Weighted average remaining contractual life		9 years 18 days
Stock options exercisable		10,000
2023 Plan [Member] | Exercise Price 9.40 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 9.40
Stock options outstanding		288,750
Weighted average remaining contractual life		9 years 1 month 13 days
Stock options exercisable
2023 Plan [Member] | Exercise Price 9.50 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 9.50
Stock options outstanding		653,843
Weighted average remaining contractual life		8 years 10 months 13 days
Stock options exercisable
2023 Plan [Member] | Exercise Price 9.62 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 9.62
Stock options outstanding		35,000
Weighted average remaining contractual life		9 years 4 months 2 days
Stock options exercisable
2023 Plan [Member] | Exercise Price 11.34 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 11.34
Stock options outstanding		233,334
Weighted average remaining contractual life		7 years 9 months 29 days
Stock options exercisable		93,336
2023 Plan [Member] | Exercise Price 11.51 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 11.51
Stock options outstanding		172,500
Weighted average remaining contractual life		8 years 7 months 13 days
Stock options exercisable		57,500
2023 Plan [Member] | Exercise Price 12.00 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise Price		$ 12.00
Stock options outstanding		200,729
Weighted average remaining contractual life		7 years 10 months 2 days
Stock options exercisable		79,061

[1]	Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.
[2]	Net of accumulated depreciation, included in fixed assets